Material Accounting Policy Information - Schedule of Useful Life of Capitalized Commission Assets (Details) - Capitalized commission assets [Member]	12 Months Ended
Feb. 28, 2025
Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Amortization method, Capitalized commission assets	Straight line
Average useful life, Capitalized commission assets	5 years